Deferred Compensation - Additional information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Jun. 30, 2013 Y	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments And Employee Deferred Compensation Plan [Line Items]
Deferred Equity Participation Plan, distributions to key executives, age							Age 62 (or the one-year anniversary of the date of the grant for participants over the age of 61 as of the grant date) or upon or after their actual retirement		Age 62 or upon or after their actual retirement
Minimum age of employee on Grant Date for participation in plan							61
Compensation expenses	$ 0.3		$ 0.3				$ 0.6	$ 0.6	$ 1.2	$ 1.3	$ 1.4
Compensation approved by committee, value		8.0		7.3	6.5	5.9
Fair value of the funded cash award assets									41.6	28.6
Charge to compensation expenses related to awards	1.5		1.1				2.7	2.0	4.2	3.3	2.7
Cash and equity awards with aggregate fair value vested and distributed to participants							0.7	0.7	0.7	0.5	1.1
Unearned deferred compensation, value							29.6		5.6	6.8
Unearned deferred compensation, shares							2,000,000		800,000	629,000
Total intrinsic value of unvested common stock							89.0		21.1	21.0
Common stock Purchased from open Market,Share	1,200,000
Common stock Purchased from open Market,Value	52.4
Common stock distributed to employees under deferred compensation									19,000	17,000	40,000
Aggregate fair value of common stock issued									$ 0.7	$ 0.5	$ 1.0
Deferred Compensation Shares [Member]
Investments And Employee Deferred Compensation Plan [Line Items]
Unearned deferred compensation, shares									610,000